Summary of Significant Accounting Policies (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Restricted cash	$ 4,512	$ 4,512	$ 4,502	$ 4,428
Property, plant and equipment, depreciation methods	straight-line method
Number of reportable segments | segment	1
Fair value of advance under credit agreement	$ 3,176,824	8,247,319
Carrying value of total convertible debt - related party		$ 3,296,249
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years